Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues
Crops	$ 191,800	$ 214,481	$ 297,562
Sugarcane	47,363	45,241	83,733
Cattle	25,495	19,881	29,807
Supplies	66,013	37,841	50,611
Consignment	23,358	26,742	16,262
Advertising and brokerage fees	16,818	20,203	18,478
Agricultural rental and other services	12,084	11,682	14,769
Income from sales and services from agricultural business	382,931	376,071	511,222
Trading properties and developments	6,906	14,146	4,043
Rental and services	259,988	261,610	218,012
Hotel operations, tourism services and others	61,548	55,585	34,427
Income from sales and services from urban properties and investment business	328,442	331,341	256,482
Revenues	$ 711,373	$ 707,412	$ 767,704